RETIREMENT BENEFIT PLANS - Summary of Composition and Fair Value of Plan Assets (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of net defined benefit liability (asset) [line items]
Property	£ 1,073	£ 1,080
Property, percentage	14.00%	12.00%
Derivatives	£ (18)	£ (2)
Derivatives, percentage	0.00%	0.00%
Cash	£ 341	£ 586
Cash, percentage	4.00%	7.00%
Repurchase agreements	£ (3,328)	£ (3,062)
Repurchase agreements, percentage	(43.00%)	(35.00%)
Infrastructure	£ 112	£ 408
Infrastructure, percentage	1.00%	5.00%
Annuities	£ 267	£ 293
Annuities, percentage	3.00%	3.00%
Longevity swap	£ (83)	£ (16)
Longevity swap, percentage	(1.00%)	0.00%
Other	£ 167	£ 25
Other, percentage	2.00%	0.00%
Total plan assets, at fair value	£ 7,796	£ 8,858
Total, percentage	100.00%	100.00%
Corporate bonds
Disclosure of net defined benefit liability (asset) [line items]
Equity instruments, amount contributed to fair value of plan assets	£ 2,697	£ 2,526
Equity instruments, percentage contributed to fair value of plan assets	35.00%	29.00%
Government fixed interest bonds
Disclosure of net defined benefit liability (asset) [line items]
Equity instruments, amount contributed to fair value of plan assets	£ 1,348	£ 1,618
Equity instruments, percentage contributed to fair value of plan assets	17.00%	18.00%
Government index-linked bonds
Disclosure of net defined benefit liability (asset) [line items]
Equity instruments, amount contributed to fair value of plan assets	£ 4,444	£ 4,422
Equity instruments, percentage contributed to fair value of plan assets	58.00%	50.00%
Other countries
Disclosure of net defined benefit liability (asset) [line items]
Equity instruments, amount contributed to fair value of plan assets	£ 776	£ 980
Equity instruments, percentage contributed to fair value of plan assets	10.00%	11.00%
Quoted prices in active markets
Disclosure of net defined benefit liability (asset) [line items]
Property	£ 0	£ 0
Property, percentage	0.00%	0.00%
Derivatives	£ 0	£ 0
Derivatives, percentage	0.00%	0.00%
Cash	£ 0	£ 0
Cash, percentage	0.00%	0.00%
Repurchase agreements	£ 0	£ 0
Repurchase agreements, percentage	0.00%	0.00%
Infrastructure	£ 0	£ 0
Infrastructure, percentage	0.00%	0.00%
Annuities	£ 0	£ 0
Annuities, percentage	0.00%	0.00%
Longevity swap	£ 0	£ 0
Longevity swap, percentage	0.00%	0.00%
Other	£ 0	£ 0
Other, percentage	0.00%	0.00%
Total plan assets, at fair value	£ 8,303	£ 8,324
Total, percentage	108.00%	94.00%
Quoted prices in active markets | Corporate bonds
Disclosure of net defined benefit liability (asset) [line items]
Equity instruments, amount contributed to fair value of plan assets	£ 2,511	£ 2,284
Equity instruments, percentage contributed to fair value of plan assets	33.00%	26.00%
Quoted prices in active markets | Government fixed interest bonds
Disclosure of net defined benefit liability (asset) [line items]
Equity instruments, amount contributed to fair value of plan assets	£ 1,348	£ 1,618
Equity instruments, percentage contributed to fair value of plan assets	17.00%	18.00%
Quoted prices in active markets | Government index-linked bonds
Disclosure of net defined benefit liability (asset) [line items]
Equity instruments, amount contributed to fair value of plan assets	£ 4,444	£ 4,422
Equity instruments, percentage contributed to fair value of plan assets	58.00%	50.00%
Quoted prices in active markets | Other countries
Disclosure of net defined benefit liability (asset) [line items]
Equity instruments, amount contributed to fair value of plan assets	£ 0	£ 0
Equity instruments, percentage contributed to fair value of plan assets	0.00%	0.00%
Prices not quoted in active markets
Disclosure of net defined benefit liability (asset) [line items]
Property	£ 1,073	£ 1,080
Property, percentage	14.00%	12.00%
Derivatives	£ (18)	£ (2)
Derivatives, percentage	0.00%	0.00%
Cash	£ 341	£ 586
Cash, percentage	4.00%	7.00%
Repurchase agreements	£ (3,328)	£ (3,062)
Repurchase agreements, percentage	(43.00%)	(35.00%)
Infrastructure	£ 112	£ 408
Infrastructure, percentage	1.00%	5.00%
Annuities	£ 267	£ 293
Annuities, percentage	3.00%	3.00%
Longevity swap	£ (83)	£ (16)
Longevity swap, percentage	(1.00%)	0.00%
Other	£ 167	£ 25
Other, percentage	2.00%	0.00%
Total plan assets, at fair value	£ (507)	£ 534
Total, percentage	(8.00%)	6.00%
Prices not quoted in active markets | Corporate bonds
Disclosure of net defined benefit liability (asset) [line items]
Equity instruments, amount contributed to fair value of plan assets	£ 186	£ 242
Equity instruments, percentage contributed to fair value of plan assets	2.00%	3.00%
Prices not quoted in active markets | Government fixed interest bonds
Disclosure of net defined benefit liability (asset) [line items]
Equity instruments, amount contributed to fair value of plan assets	£ 0	£ 0
Equity instruments, percentage contributed to fair value of plan assets	0.00%	0.00%
Prices not quoted in active markets | Government index-linked bonds
Disclosure of net defined benefit liability (asset) [line items]
Equity instruments, amount contributed to fair value of plan assets	£ 0	£ 0
Equity instruments, percentage contributed to fair value of plan assets	0.00%	0.00%
Prices not quoted in active markets | Other countries
Disclosure of net defined benefit liability (asset) [line items]
Equity instruments, amount contributed to fair value of plan assets	£ 776	£ 980
Equity instruments, percentage contributed to fair value of plan assets	10.00%	11.00%